Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 74.6%
Penn Series Flexibly Managed Fund*	50,001	$5,361,561
Penn Series Index 500 Fund*	312,945	16,248,085
Penn Series Large Cap Growth Fund*	13,329	599,819
Penn Series Large Cap Value Fund*	68,823	3,587,051
Penn Series Large Core Growth Fund*	65,416	2,371,348
Penn Series Large Core Value Fund*	70,483	2,426,033
Penn Series Large Growth Stock Fund*	6,617	598,536
Penn Series Mid Cap Growth Fund*	30,064	1,216,400
Penn Series Mid Cap Value Fund*	35,691	1,208,507
Penn Series Mid Core Value Fund*	76,153	2,986,707
Penn Series Real Estate Securities Fund*	80,183	2,915,457
Penn Series Small Cap Growth Fund*	17,383	1,208,844
Penn Series Small Cap Index Fund*	51,593	1,800,582
Penn Series SMID Cap Growth Fund*	23,177	1,217,493
Penn Series SMID Cap Value Fund*	28,982	1,219,547
TOTAL AFFILIATED EQUITY FUNDS (Cost $32,734,506)		44,965,970

AFFILIATED FIXED INCOME FUNDS — 6.8%
Penn Series Limited Maturity Bond Fund*	40,953	588,094
Penn Series Quality Bond Fund*	209,615	3,506,853
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,758,735)		4,094,947

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.1%
Penn Series Developed International Index Fund*	153,422	3,014,737
Penn Series Emerging Markets Equity Fund*	215,534	2,502,349
Penn Series International Equity Fund*	120,374	5,353,022
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $9,143,457)		10,870,108
TOTAL INVESTMENTS — 99.5% (Cost $45,636,698)		$59,931,025
Other Assets & Liabilities — 0.5%		328,603
TOTAL NET ASSETS — 100.0%		$60,259,628

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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